Putnam Investments

100 Federal Street

Boston, MA 02110

January 3, 2025

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2060 Fund Putnam Retirement Advantage 2065 Fund and Putnam Retirement Advantage Maturity Fund (Reg. Nos. (333-117134) (811-21598) (the “Funds”) -- Post-Effective Amendment No. 61 to the Trust’s Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 61 to the Funds’ Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 26, 2024.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 10085.

Very truly yours,

Putnam Target Date Funds

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP

Tara Gormel, Esq.
Franklin Templeton